Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2020	Dec. 31, 2019
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	37.00%	32.00%
Target allocation	30.00%	36.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	50.00%	51.00%
Target allocation	52.00%	47.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	13.00%	17.00%
Target allocation	18.00%	17.00%